UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Emerging Market Debt

Fund

Portfolio of Investments

July 31, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
SOVEREIGNS - 89.0%
Argentina - 4.7%
Republic of Argentina
5.389%, 8/03/12 (a)(b)	US$	10,268	$9,356,497
8.28%, 12/31/33 (c)		9,602	8,161,945
Series V
7.00%, 3/28/11 (a)		1,120	1,065,338

			18,583,780

Brazil - 18.5%
Republic of Brazil
6.00%, 1/17/17 (a)		17,356	16,748,540
7.125%, 1/20/37 (a)		13,001	13,696,554
8.00%, 1/15/18 (a)		3,173	3,436,359
8.25%, 1/20/34 (a)		10,247	12,219,547
8.875%, 10/14/19 - 4/15/24 (a)		5,280	6,337,725
11.00%, 8/17/40 (a)		1,917	2,475,805
12.50%, 1/05/16 - 1/05/22 (a)	BRL	27,889	17,475,165

			72,389,695

Bulgaria - 0.3%
Republic of Bulgaria
8.25%, 1/15/15 (a)(d)	US$	1,124	1,295,410

Colombia - 3.3%
Republic of Colombia
7.375%, 9/18/37 (a)		3,626	3,858,064
10.75%, 1/15/13 (a)		795	957,180
11.75%, 2/25/20 (c)		3,754	5,349,450
12.00%, 10/22/15 (a)	COP	4,565,000	2,661,611

			12,826,305

Costa Rica - 0.5%
Republic of Costa Rica
Zero Coupon, 1/10/08 (a)	US$	1,146	1,112,613
8.11%, 2/01/12 (a)(d)		673	723,475

			1,836,088

Dominican Republic - 0.9%
Dominican Republic
Zero Coupon, 10/08/07 (a)		488	492,005
8.625%, 4/20/27 (a)(d)		1,223	1,360,588

Dominican Republic Stp
Zero Coupon, 5/12/08 (a)		1,725	1,595,477

			3,448,070

Ecuador - 0.2%
Republic of Ecuador
10.00%, 8/15/30 (a)(d)(e)		858	722,865

El Salvador - 1.0%
Republic of El Salvador
7.625%, 9/21/34 (a)(d)		872	985,360
7.65%, 6/15/35 (a)(d)		1,711	1,899,210
8.50%, 7/25/11 (a)(d)		1,000	1,092,500

			3,977,070

Hungary - 0.8%
Hungary
6.50%, 8/12/09 (a)	HUF	380,000	2,034,183
Republic of Hungary
Series 10/C
6.75%, 4/12/10 (a)		180,080	967,086

			3,001,269

Indonesia - 3.3%
Deutsche Bank AG/London
11.00%, 10/15/14 (a)	US$	540	532,186
Indonesia - Recap Linked Note
11.00%, 10/15/14 (a)		1,003	1,078,626
12.90%, 6/15/22 (a)		1,930	2,342,827
Republic of Indonesia
6.625%, 2/17/37 (a)(d)		1,810	1,661,675
6.75%, 3/10/14 (a)(d)		1,835	1,846,288
6.875%, 3/09/17 (a)(d)		2,307	2,312,767
7.50%, 1/15/16 (a)(d)		1,000	1,057,500
8.50%, 10/12/35 (a)(d)		1,645	1,898,850

			12,730,719

Jamaica - 0.3%
Government of Jamaica
9.25%, 10/17/25 (a)		324	353,970
10.625%, 6/20/17 (a)		835	974,862

			1,328,832

Lebanon - 1.1%
Lebanese Republic
7.875%, 5/20/11 (a)(d)		875	831,250
10.125%, 8/06/08 (a)(d)		3,048	3,086,100
11.625%, 5/11/16 (a)(d)		394	447,190

			4,364,540

Malaysia - 1.7%
Malaysia
7.50%, 7/15/11 (a)		6,338	6,754,115

Mexico - 10.2%
Mexican Bonos
Series M
9.00%, 12/22/11 (a)	MXN	70,293	6,714,872
Series M 20
10.00%, 12/05/24 (a)		33,478	3,711,106
Series MI10
9.00%, 12/20/12 (a)		19,297	1,854,776
United Mexican States
5.625%, 1/15/17 (a)	US$	1,500	1,464,750
7.50%, 1/14/12 (a)		1,950	2,086,500
8.125%, 12/30/19 (a)		2,495	2,944,100
11.375%, 9/15/16 (a)		2,901	3,978,722
Series A
6.375%, 1/16/13 (a)		7,582	7,832,206
6.75%, 9/27/34 (a)		1,450	1,522,500
8.00%, 9/24/22 (a)		6,712	7,970,500

			40,080,032

Morocco - 0.1%
Kingdom of Morocco Loan Participation
6.219%, 1/01/09 (a)(b)		211	210,000

Pakistan - 0.3%
Republic of Pakistan
6.875%, 6/01/17 (a)(d)		1,227	1,073,625

Panama - 4.8%
Republic of Panama
6.70%, 1/26/36 (a)		1,317	1,303,830
7.125%, 1/29/26 (a)		3,560	3,720,200
7.25%, 3/15/15 (a)		1,733	1,810,985
8.875%, 9/30/27 (a)		2,709	3,311,753
9.375%, 7/23/12 - 4/01/29 (a)		6,915	8,626,320

			18,773,088

Peru - 4.7%
Peru Bono Soberano
6.90%, 8/12/37 (a)	PEN	3,145	994,846
8.20%, 8/12/26 (a)		8,270	3,038,221
Series 7
8.60%, 8/12/17 (a)		11,995	4,422,504
Republic of Peru
7.35%, 7/21/25 (a)	US$	4,589	5,024,955
8.375%, 5/03/16 (a)		1,176	1,346,520
8.75%, 11/21/33 (a)		2,738	3,463,570
9.875%, 2/06/15 (a)		32	39,200

			18,329,816

Philippines - 5.1%
Republic of Philippines
7.50%, 9/25/24 (a)		1,600	1,652,000
7.75%, 1/14/31 (a)		1,724	1,827,440
8.875%, 3/17/15 (a)		1,248	1,382,160
9.50%, 10/21/24 (a)		1,080	1,366,200
9.50%, 2/02/30 (c)		2,408	3,018,910
9.875%, 1/15/19 (c)		1,850	2,264,400
10.625%, 3/16/25 (a)		6,239	8,385,216

			19,896,326

Russia - 11.0%
Russian Federation
7.50%, 3/31/30 (a)(d)		24,319	26,629,494
11.00%, 7/24/18 (a)(d)		1,615	2,231,123
Russian Ministry of Finance
Series V
3.00%, 5/14/08 (a)		12,299	12,053,020
Series VII
3.00%, 5/14/11 (a)		2,220	2,006,436

			42,920,073

South Africa - 0.5%
Republic of South Africa
5.875%, 5/30/22 (a)		1,002	956,910
7.375%, 4/25/12 (a)		1,075	1,142,187

			2,099,097

Turkey - 9.3%
Republic of Turkey
6.875%, 3/17/36 (a)		7,016	6,524,880
7.00%, 6/05/20 (a)		5,700	5,607,375
7.375%, 2/05/25 (a)		10,649	10,822,046
9.50%, 1/15/14 (a)		641	729,939
11.00%, 1/14/13 (a)		816	970,224
Turkey Government Bond
Zero Coupon, 11/26/08 - 2/04/09(a)	TRY	18,910	11,685,537

			36,340,001

Ukraine - 0.7%
Government of Ukraine
6.58%, 11/21/16 (a)(d)	US$	1,368	1,361,160
7.65%, 6/11/13 (a)(d)		1,411	1,460,385

			2,821,545

Uruguay - 2.1%
Republic of Uruguay
7.625%, 3/21/36 (a)		550	585,200
7.875%, 1/15/33 (a)(f)		1,377	1,497,956
8.00%, 11/18/22 (a)		1,757	1,906,345
9.25%, 5/17/17 (a)		3,523	4,121,910

			8,111,411

Venezuela - 3.6%
Republic of Venezuela
5.75%, 2/26/16 (a)		1,796	1,517,197
6.00%, 12/09/20 (a)		2,097	1,693,328
7.00%, 12/01/18 (a)(c)(d)		4,294	3,864,600
7.65%, 4/21/25 (a)		3,898	3,547,180
8.50%, 10/08/14 (a)		473	478,912
9.25%, 9/15/27 (a)		346	361,570
13.625%, 8/15/18 (a)		2,075	2,822,000

			14,284,787

Total Sovereigns (cost $332,262,124)			348,198,559

CORPORATES - 10.9%
Argentina - 0.2%
Argentina Bonos
10.50%, 6/12/12 (a)	ARS	3,101	867,406

Brazil - 0.6%
Banco BMG SA
9.15%, 1/15/16 (a)(d)	US$	1,300	1,371,500
Vale Overseas Ltd.
6.875%, 11/21/36 (a)		1,115	1,084,616

			2,456,116

China - 0.4%
Chaoda Modern Agriculture
7.75%, 2/08/10 (a)(d)		1,523	1,439,235

El Salvador - 0.3%
MMG Fiduciary (AES El Salvador)
6.75%, 2/01/16 (a)(d)		1,200	1,184,520

Hong Kong - 0.4%
Noble Group Ltd.
6.625%, 3/17/15 (a)(d)		1,768	1,626,877

Indonesia - 0.0%
Majapahit Holding BV
7.875%, 6/29/37 (a)(d)		200	183,500

Jamaica - 0.4%
Digicel Ltd.
9.25%, 9/01/12 (a)(d)		1,344	1,357,440

Kazakhstan - 0.8%
ALB Finance BV
9.25%, 9/25/13 (a)(d)		1,136	1,061,785
Kazkommerts International BV
8.50%, 4/16/13 (a)(d)		1,150	1,138,500
Tengizchevroil Finance Co.
6.124%, 11/15/14 (a)(d)		1,037	1,011,075

			3,211,360

Malaysia - 0.6%
Petronas Capital Ltd.
7.00%, 5/22/12 (a)(d)		2,322	2,457,117

Mexico - 0.2%
Monterrey Power SA de CV
9.625%, 11/15/09 (a)(d)		587	623,669

Peru - 0.6%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)(d)		836	969,405
Southern Copper Corp.
7.50%, 7/27/35 (a)		1,140	1,179,558

			2,148,963

Russia - 6.3%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (a)		900	902,250
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(d)		810	872,775
Evraz Group SA
8.25%, 11/10/15 (a)(d)		1,674	1,669,815
Gallery Capital SA
10.125%, 5/15/13 (a)(d)		960	916,825
Gazprom
6.212%, 11/22/16 (a)(d)		1,374	1,303,651
6.51%, 3/07/22 (a)(d)		2,280	2,180,364
Gazprom OAO
9.625%, 3/01/13 (a)(d)		6,130	6,949,029
Gazprombank
6.50%, 9/23/15 (a)		750	713,285
Gazstream SA
5.625%, 7/22/13 (a)(d)		585	573,190
JPMorgan Chase
7.00%, 6/28/17 (a)(d)	RUB	14,000	544,345
Mobile Telesystems Finance
9.75%, 1/30/08 (a)(d)	US$	1,500	1,513,375
Red Arrow Intl Leasing PLC
8.375%, 3/31/12 (a)	RUB	41,334	1,669,268
Russia Agriculture Bank Rshb C
6.299%, 5/15/17 (a)(d)	US$	1,060	1,003,078
Russian Standard Finance
7.50%, 10/07/10 (a)(d)		1,273	1,183,890
TNK-BP Finance SA
7.50%, 7/18/16 (a)(d)		2,308	2,321,328
Tyumen Oil Co.
11.00%, 11/06/07 (a)(d)		280	282,660

			24,599,128

South Korea - 0.1%
C&M Finance Ltd.
8.10%, 2/01/16 (a)(d)		530	532,014

Total Corporates (cost $43,248,577)			42,687,345

INFLATION-LINKED SECURITIES - 1.1%
Cayman Islands - 0.4%
Unibanco Grand Cayman
8.70%, 2/11/10 (a)(d)	BRL	3,100	1,665,470

Uruguay - 0.7%
Uruguay Government International Bond
3.70%, 6/26/37 (a)	UYU	37,642	1,413,957
4.25%, 4/05/27 (a)		5,647	239,357
5.00%, 9/14/18 (a)		25,807	1,193,332

			2,846,646

Total Inflation-Linked Securities (cost $4,298,109)			4,512,116

		Shares
EQUITIES - WARRANTS - 0.2%
Central Bank of Nigeria, expiring 11/15/20 (a)(g)		2,500	637,500

Republic of Venezuela, expiring 4/15/20 (a)(g)		48,195	0

Total Equities - Warrants (cost $0)			637,500

		Principal Amount (000)
REGIONALS - 0.1%
Colombia - 0.1%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(d) (cost $537,923)	COP	1,033,000	528,066

SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
The Bank of New York
4.25%, 8/01/07	US$	860	860,000
Societe Generale
5.29%, 8/01/07		2,500	2,500,000

Total Short-Term Investments (cost $3,360,000)			3,360,000

Total Investments - 102.2% (cost $383,706,733)			399,923,586
Other assets less liabilities - (2.2)%			(8,721,848)

Net Assets - 100.0%			$391,201,738

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Lehman Brothers (Republic of Venzuela 9.25% 9/15/27)	$3,820	1.26%	4/20/10	$141,191
Sale Contracts:
Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	7,110	3.09	8/20/10	555,317
Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)	1,410	4.95	3/20/09	93,829

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
JPMorgan Chase (Gazprom OAO 10.50% 10/21/09)	$4,560	1.04%	10/20/10	$44,411
Lehman Brothers (Republic of Venzuela 9.25% 9/15/27)	3,820	0.69	4/20/08	(22,816)
Morgan Stanley (Federal Republic of Brazil 10.125% 5/15/27)	2,000	17.75	2/13/08	353,234

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Mexican Nuevo Peso settling 8/03/07	29,206	$2,666,701	$2,659,081	$(7,620)
Mexican Nuevo Peso settling 8/03/07	46,532	4,229,549	4,236,644	7,095
Sale Contracts:
Mexican Nuevo Peso settling 8/03/07	66,648	6,157,908	6,068,081	89,827
Mexican Nuevo Peso settling 10/05/07	79,093	7,267,543	7,174,243	93,300

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
ABN Amro Securities	4.85%	12/31/07	$3,200,376
ABN Amro Securities	5.05	12/31/07	3,526,908
ABN Amro Securities	5.10	12/31/07	5,693,398
UBS AG London	2.50	12/31/07	2,332,837
UBS AG London	5.00	12/31/07	7,864,594

			$22,618,113

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $372,620,447.

(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2007.

(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $22,700,461.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate market value of these securities amounted to $96,305,911 or 24.6% of net assets.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2007.

(f)	Pay-In-Kind Payments (PIK).

(g)	Non-income producing security.

Currency Abbreviations:

ARS	-	Argentine Peso
BRL	-	Brazilian Real
COP	-	Colombian Peso
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
PEN	-	Peruvian New Sol
RUB	-	Russia Ruble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Emerging Market Debt Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2007